UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Vice President/COO
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	10/31/2011
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: 82165 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1419 18175.000SH       SOLE                18075.000           100.000
APACHE CORP COM                COM              037411105       25  300.000 SH       SOLE                  300.000
APPLE INC                      COM              037833100     2822 7400.000 SH       SOLE                 7250.000           150.000
AT&T Inc.                      COM              00206R102     1530 53625.000SH       SOLE                53525.000           100.000
BANK OF AMERICA CORP           COM              060505104      844 137750.000SH      SOLE               137750.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     2884   27.000 SH       SOLE                   27.000
BOSTON BEER COMPANY INC-A      COM              100557107     1200 16500.000SH       SOLE                16500.000
CALLON PETROLEUM CO            COM              13123X102      291 75000.000SH       SOLE                75000.000
CATERPILLAR INC DEL COM        COM              149123101      528 7150.000 SH       SOLE                 7150.000
CHESAPEAKE ENERGY CORP         COM              165167107     1355 53000.000SH       SOLE                53000.000
CITIGROUP                      COM              172967101      960 37460.000SH       SOLE                37460.000
COMERICA INC COM               COM              200340107      858 37350.000SH       SOLE                37350.000
CONOCOPHILLIPS                 COM              20825C104     1899 29986.000SH       SOLE                29946.000            40.000
COVENTRY HEALTH CARE INC       COM              222862104     1752 60800.000SH       SOLE                60800.000
DOMINOS PIZZA INC              COM              25754A201     2998 110000.000SH      SOLE               110000.000
ENERGEN CORP                   COM              29265N108      880 21500.000SH       SOLE                21500.000
ENSCO PLC                      COM              29358Q109     1590 39306.000SH       SOLE                39306.000
EXXON MOBIL CORP COM           COM              30231G102      674 9277.000 SH       SOLE                  977.000          8300.000
FANNIE MAE                     COM              313586109        6 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        4 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100     1167 115500.000SH      SOLE               115500.000
FORD MOTOR COMPANY             COM              345370860     1907 197175.000SH      SOLE               197175.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     3385 111140.000SH      SOLE               111000.000           140.000
GENERAL ELEC CO COM            COM              369604103     1871 122871.000SH      SOLE               122096.000           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104      379 4000.000 SH       SOLE                 4000.000
GOOGLE                         COM              38259P508     1791 3476.000 SH       SOLE                 3476.000
HARTFORD FINANCIAL SVCS GROUP  COM              416515104      323 20000.000SH       SOLE                20000.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1136 9600.000 SH       SOLE                 9600.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      569 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      756 22500.000SH       SOLE                22500.000
LAS VEGAS SANDS CORP           COM              517834107     1419 37000.000SH       SOLE                37000.000
LEAR CORPORATION               COM              521865105     3218 75000.000SH       SOLE                75000.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      763 85630.000SH       SOLE                85630.000
MEDTRONIC INC COM              COM              585055106     2008 60400.000SH       SOLE                60250.000           150.000
MERCK & CO INC COM             COM              58933Y105     1765 53947.000SH       SOLE                53762.000           185.000
MGM RESORTS INTERNATIONAL      COM              552953101     6737 725150.000SH      SOLE               723800.000          1350.000
MICRON TECHNOLOGY INC          COM              595112103     1245 247000.000SH      SOLE               247000.000
MICROSOFT CORP COM             COM              594918104     1519 61025.000SH       SOLE                60775.000           250.000
NEWS CORP -CLASS A             COM              65248E104      619 40000.000SH       SOLE                40000.000
NOBLE CORP                     COM              H5833N103     1572 53540.000SH       SOLE                53540.000
NVIDIA CORP                    COM              67066G104     1250 100000.000SH      SOLE               100000.000
RESEARCH IN MOTION             COM              760975102      681 33500.000SH       SOLE                33500.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     2105 56150.000SH       SOLE                56000.000           150.000
SCHLUMBERGER LTD COM           COM              806857108       30  500.000 SH       SOLE                  500.000
SOHU.COM INC                   COM              83408W103     1242 25750.000SH       SOLE                25750.000
SPRINT CORP                    COM              852061100     1055 347000.000SH      SOLE               346500.000           500.000
SUPERVALU INC                  COM              868536103     1187 178100.000SH      SOLE               178100.000
TRIQUINT SEMICONDUCTOR INC     COM              89674K103     1896 377500.000SH      SOLE               377500.000
WMS INDUSTRIES INC             COM              929297109     1821 103475.000SH      SOLE               103475.000
ZIMMER HOLDINGS INC            COM              98956P102     1875 35050.000SH       SOLE                35050.000
ENERGY SELECT SPDR                              81369Y506      252     4300 SH       SOLE                     4300
RUSSELL 1000 INDEX                              464287622     1112    17769 SH       SOLE                    10994              6775
RUSSELL 1000 VALUE INDEX FUND                   464287598     2267    40060 SH       SOLE                    34280              5780
RUSSELL 2000 SMALL CAP INDEX F                  464287655      897    13945 SH       SOLE                     7915              6030
RUSSELL MIDCAP INDEX FUND                       464287499     3078    34869 SH       SOLE                    28864              6005
RUSSELL MIDCAP VALUE INDEX FUN                  464287473      942    24408 SH       SOLE                    12658             11750
S&P MIDCAP 400/BARRA VALUE                      464287705      338     5113 SH       SOLE                     5113
DFA U.S. LARGE CAP VALUE FUND                   233203827      681 40121.108SH       SOLE                32385.115          7735.993
DFA U.S. SMALL CAP VALUE FUND                   233203819      818 40299.613SH       SOLE                22303.073         17996.540